Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2016
Shareholders' Equity/Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of weighted-average assumptions using binomial option-pricing model
	Nine months ended September 30,
	2016	2015
	Unaudited

Suboptimal exercise multiple	1.0-1.5	2.0-2.5
Risk free interest rate	0.5%-1.83%	0.2%-2.2%
Volatility	53%-60%	50%-55%
Dividend yield	0%	0%

Summary of company's stock option activity
	Number of shares upon exercise	Weighted Average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (1)
	Unaudited

Outstanding at December 31, 2015	2,769,004	$4.74	7.19	$18,580
Granted	771,200	9.97	9.83
Exercised	408,036	1.53	4.12
Forfeited	113,617	6.97	7.47

Outstanding at September 30, 2016	3,018,551	$6.42	7.58	$11,879

Exercisable at September 30, 2016	1,202,307	$3.37	5.64	$7,895

Vested and expected to vest at September 30, 2016	2,671,106	$5.98	7.36	$11,512

(1)	Calculation of aggregate intrinsic value for options outstanding and exercisable as of September 30, 2016 is based on the share price of the Company's ordinary shares as of September 30, 2016 which was $9.38 per share.

Schedule of share-based compensation expense

	Nine months ended September 30,
	2016	2015
	Unaudited

Cost of revenues	$337	$197
Research and development	125	208
Selling and marketing	435	339
General and administrative	1,183	882

Total share-based compensation expense	$2,080	$1,626